FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS [abstract]
Schedule of financial assets at fair value through profit or loss

	December 31,
	2017	2018
	RMB	RMB

Structured deposit	51,196	25,550
Equity investments, listed and at quoted market price	—	182
	51,196	25,732